PRUDENTIAL'S
LONG TERM GROWTH ACCOUNT


[PHOTO]



SEMI-ANNUAL REPORT
TO PARTICIPANTS

JUNE 30, 1999

[LOGO] PRUDENTIAL

       The Prudential Insurance Company of America
       30 Scranton Office Park
       Scranton, PA 18507-1789

--------------------------------------------------------------------------------


                                     COMMITTED TO PROVIDING SUPERIOR
                                     INVESTMENT, ADMINISTRATIVE AND
                                     RECORDKEEPING SERVICES TO
                                     INSTITUTIONAL CLIENTS.

                                     [LOGO]

================================================================================

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR VCA-2. It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long Term Growth Account, or the Account). VCA-2 is distributed by Prudential Investment Management Services LLC, an affiliate of The Prudential Insurance Company of America. VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, Newark, NJ.

PERIOD ENDED JUNE 30, 1999

Letter

To Participants

DEAR PARTICIPANT:

This Semiannual Report presents the investment performance of the Long Term Growth Account.

In the last couple of years, the recurring possibility of a global economic crisis caused investors to focus on securities they thought to be safe. In the equity market, they focused on the stocks of a handful of very large companies that were perceived to be well-buffeted from an economic slowdown. These stocks became very expensive-out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies and between growth and value stocks.

Since earlier this year, however, that gap has narrowed significantly amid news of strong U.S. economic growth and faster-than-expected global stability. While the long-term prospects of U.S. growth stocks are still very good, many of the stocks of smaller and economically sensitive companies favored by our value managers are now posting very attractive returns.

In the bond market, U.S. Treasuries and select European government bonds were the major beneficiaries of the flight to quality that occurred last year. When this trend reversed itself toward the end of 1998, other sectors of the bond market rebounded. However, with a strong U.S. economy comes the threat of higher inflation, which erodes the value of bonds' fixed interest payments. The recent inflation concerns jolted the bond market toward the end of the reporting period and helped send long-term interest rates to a 19-month high. Fortunately, the Federal Reserve appears committed to keeping inflation from threatening the economy's growth.


HOW DID OUR PORTFOLIO PERFORM?

Reflecting investors' renewed interest in value stocks-which include cyclical stocks that do well when the economy thrives-our value-oriented portfolio did well the first half of the year. Although a very strong six-month return by historical standards, it trailed the Lipper (VIP) Growth Fund Average primarily because our mid-size and smaller companies didn't begin to shoot ahead until the second quarter.


DIVERSIFICATION: PROTECTION AGAINST MARKET TURBULENCE.

The winds of change in the equity market and the recent turbulence in the bond market not only highlight the value of professional portfolio management, they illustrate why investors should have a well-diversified asset allocation strategy. It is also a good practice to revisit your strategy regularly

                                                                  [PHOTO]
                                                              JOHN R. STRANGFELD
                                                              CHAIRMAN



and, when necessary, rebalance your holdings to keep your asset allocation consistent with your long-term objectives and risk tolerance.

Since most people buy variable annuity products for long-term goals, ours is to achieve above-average investment performance over time. Therefore, when you consider how to allocate either new or existing assets, we encourage you to think about your time horizon and risk tolerance. As always, remember that past performance is not indicative of future results. Please consult your prospectus for complete details with regard to these products.

Your Prudential professional will be happy to help you review and structure a program to meet your long-term financial needs. All of us at Prudential thank you for your business and look forward to helping you plan for your future financial security.

Sincerely,







John R. Strangfeld
Chairman,

June 30, 1999

VCA-2 LONG TERM GROWTH ACCOUNT

PERFORMANCE SUMMARY.

A dramatic turn in market favor split this half year, with stocks that hurt our performance in the first quarter contributing markedly superior gains in the second. Over the full period, your Portfolio returned 10.82%, net of fees. Although a very strong six-month return by historical standards, it trailed the Lipper (VIP) Growth Fund Average primarily because our mid-size and smaller companies didn't begin to shoot ahead until the second quarter.

Stocks of small and mid-size companies have been inexpensive relative to those of the largest firms for some time. Because of their greater value, we

================================================================================
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1999

                                  SIX          ONE        THREE         FIVE         TEN
                                 MONTHS       YEAR         YEAR         YEAR         YEAR
-------------------------------------------------------------------------------------------
Long Term Growth Account(1)      10.82%      -1.23%       17.31%       18.57%       16.16%
-------------------------------------------------------------------------------------------
Long Term Growth Account(2)       6.92%      -4.83%       15.20%       16.84%       14.73%
-------------------------------------------------------------------------------------------
Lipper (VIP) Growth Avg.(3)      12.62%      20.49%       24.12%       24.20%       17.56%
-------------------------------------------------------------------------------------------
S&P 500(4)                       12.38%      22.76%       29.11%       27.86%       18.76%
-------------------------------------------------------------------------------------------
LONG TERM GROWTH ACCOUNT INCEPTION DATE: 7/1/68.

================================================================================
$10,000 INVESTED OVER TEN YEARS.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            <<PLOT POINTS TO COME>>


--------------------------------------------------------------------------------
THESE RESULTS REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF THE LONG TERM GROWTH ACCOUNT WILL FLUCTUATE RESULTING IN A VALUE WHICH MAY AT ANY TIME, INCLUDING THE TIME OF WITHDRAWAL OF THE CASH VALUE, BE MORE OR LESS THAN THE TOTAL PRINCIPAL INVESTMENT MADE. SOURCE: PRUDENTIAL

INVESTMENT IN THE LONG TERM GROWTH ACCOUNT INVOLVES VARIOUS RISKS WHICH ARE MORE FULLY DESCRIBED IN THE PROSPECTUS. FOR MORE COMPLETE INFORMATION ABOUT THE ACCOUNT, INCLUDING CHARGES AND EXPENSES, CONTACT PRUDENTIAL FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. THE LONG TERM GROWTH ACCOUNT IS A GROUP ANNUITY INSURANCE PRODUCT ISSUED BY THE PRUDENTIAL INSURANCE COMPANY OF AMERICA, NEWARK, NJ AND IS DISTRIBUTED BY PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC, AN AFFILIATE OF PRUDENTIAL.

(1) THE RESULTS ARE SHOWN AFTER THE DEDUCTION OF ALL EXPENSES INCLUDING INVESTMENT MANAGEMENT AND MORTALITY AND EXPENSE CHARGES BUT DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(2) THE RESULTS ARE SHOWN AFTER THE DEDUCTION OF ALL EXPENSES INCLUDING INVESTMENT MANAGEMENT, MORTALITY AND EXPENSE CHARGES AND IN ADDITION REFLECT THE DEDUCTION OF A FRONT-END 2 1/2% SALES CHARGE AND THE IMPACT OF AN ANNUAL ACCOUNT CHARGE.

(3) THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

(4) THE S&P 500 IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. THE S&P 500 IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE ACCOUNT. THE SECURITIES THAT COMPRISE THE S&P 500 MAY DIFFER SUBSTANTIALLY FROM THE SECURITIES IN THE ACCOUNT. THE S&P 500 IS NOT THE ONLY INDEX THAT MAY BE USED TO CHARACTERIZE PERFORMANCE OF THIS ACCOUNT, AND OTHER INDICES MAY PORTRAY DIFFERENT COMPARATIVE PERFORMANCE. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

================================================================================
INVESTMENT GOAl


TYPES OF INVESTMENTS

Primarily stocks of a diversified group of major established companies in a variety of industries.

INVESTMENT STYLE

This Account uses a "value" investment approach to companies that are attractively priced relative to book value, earnings, discretionary cash flow, sales and other measures of value.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW.

Our strong return was particularly supported by our retailers, including the Limited, Dillards, and Haverty Furniture, and our paper companies, notably Georgia-Pacific. We have a focus on industrials, such as the paper companies. Prospects of an economic recovery in Asia helped industrial stocks: in addition to our papers, we benefited from specialty chemicals such as Cytec Industries and from Alcoa. Our regional banks, such as Banc One, also benefited from the improved economic prospects.

WE DIDN'T KEEP UP with Lipper in part because of poor performance by our insurance companies and healthcare companies, such as Tenet and Columbia HCA. The latter were hurt by uncertainty regarding government regulation of the industry. They are currently very inexpensive and we believe they represent an exceptional growth opportunity.

Among our technology stocks, Compaq and Seagate had negative returns for the period. On the other hand, we also owned Hewlett-Packard (up 48%) and National Semiconductor (up 88%), both of which we had been able to buy at low prices and which rose sharply in 1999.

PERFORMANCE SUMMARY CONTINUED

have a larger representation of them in our portfolio than their share of the S&P 500 Index. Although the price disparity began to close in 1999, our focus on these stocks still hurt our return for the first half of the year. We were correspondingly underrepresented in the popular (and high-priced) technology sector. This also held back our return. Whereas our financials trailed, our retailers, paper companies, and regional banks had strong returns.

STRATEGY SESSION.

We continue to believe that large growth stocks are markedly more expensive than the rest of the market, notably in the technology sector. We expect a continuation of the rebound of value stocks (those selling for significantly less than their earnings, cash flow, and book value would make a fair value) and stocks of smaller companies.

WE STILL PREFER INDUSTRIAL STOCKS. Their superior performance in the second quarter did little to reduce the huge difference in value between this group and the overall market, especially given the potential impact of an Asian economic recovery on their profits.

WE ALSO CONTINUE TO LIKE FINANCIAL COMPANIES, particularly insurance companies. We think that their prices are lower than is warranted by competitive conditions in the property and casualty business. Moreover, we think the insurance industry is ripe for consolidation.

WE ARE UNDERWEIGHTED IN TECHNOLOGY STOCKS because prices in this sector can only be justified by ideal conditions. Many of these stocks are set up for major disappointments if perfect conditions and performance are not forthcoming.


--------------------------------------------------------------------------------
OUTLOOK

PORTFOLIO MANAGER
THOMAS R. JACKSON

UNCERTAINTY ABOUT GLOBAL ECONOMY.

"We believe that uncertainty about the global economy in 1998 prolonged the underperformance of stocks of companies whose earnings are more sensitive to economic performance, such as smaller companies, industrials, and certain retailers. These stocks became increasingly undervalued compared to those of companies with steadier growth. The value investing style had a long and deep period of underperformance that was broken sharply in April and May of 1999, when investors began to appreciate the robustness of the U.S. economy and to see signs of recovery in Asia. On several measures of value, including price to earnings and price to book value ratios, our portfolio is bargain-priced. We expect that these bargains will be recognized when investors no longer are willing to pay as much of a premium for what they believe to be the security of the large growth companies in a time of turmoil."

--------------------------------------------------------------------------------

                                    [PHOTO]
                                PORTFOLIO MANAGER
                                THOMAS R. JACKSON

===================================================
PORTFOLIO COMPOSITION
                                     6/30/99
                                     -------
Consumer Growth                        27.0%
Industrials                            26.8%
Finance                                22.9%
Consumer Cyclicals                      7.7%
Technology                              7.6%
Energy                                  4.9%
Utilities                               3.1%
---------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.


===================================================
TOP TEN HOLDINGS
                                     6/30/99
                                     -------
Banc One Corp.                          2.7%
XL Capital Limited                      2.2%
MediaOne Group, Inc.                    2.1%
Eastman Kodak Co.                       2.1%
Alltel Corp.                            2.1%
CYTEC Industries Inc.                   2.1%
Reynolds & Reynolds Cl. A               1.9%
Darden Restaurants Inc.                 1.9%
Well Point Health Networks              1.8%
Georgia Pacific Corp.                   1.8%
---------------------------------------------------
SOURCE: PRUDENTIAL. HOLDINGS ARE SUBJECT TO CHANGE.

                         FINANCIAL HIGHLIGHTS FOR VCA-2
                INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                                   (UNAUDITED)

                                                   SIX MONTHS
                                                  ENDED JUNE 30,                        YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1999           1998          1997          1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ................................    $.2131         $.3414        $.2633        $.2056        $.2000        $.1896
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
   For investment management fee .................    (.0157)        (.0325)       (.0284)       (.0215)       (.0170)       (.0151)
   For assuming mortality and expense risks ......    (.0471)        (.0974)       (.0850)       (.0646)       (.0511)       (.0453)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ............................     .1503          .2115         .1499         .1195         .1319         .1292
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL CHANGES
   Net realized gain on investments ..............    1.9137         3.1604        4.7245        2.3368        1.5228        1.0028
   Net unrealized appreciation (depreciation)
   of investments ................................     .6338        (4.3161)       1.3843        1.7641        1.7558       (1.2955)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN ACCUMULATION UNIT VALUE    2.6978        (0.9442)       6.2587        4.2204        3.4105        (.1635)
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
   Beginning of period ...........................   24.9386        25.8828       19.6241       15.4037       11.9932       12.1567
   End of period .................................  $27.6364       $24.9386      $25.8828      $19.6241      $15.4037      $11.9932
-----------------------------------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS** ..........................       .50%+          .50%          .50%          .50%          .50%          .50%
-----------------------------------------------------------------------------------------------------------------------------------
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS** ..........................      1.20%+          .81%          .70%          .69%          .96%         1.07%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ..........................        39%            43%           47%           53%           42%           37%
-----------------------------------------------------------------------------------------------------------------------------------
NUMBER OF ACCUMULATION UNITS OUTSTANDING
   for Participants at end of period
   (000 omitted) .................................    22,552         26,278        28,643        30,548        31,600        32,624
-----------------------------------------------------------------------------------------------------------------------------------

*Calculated by accumulating the actual per unit amounts daily.

**These calculations exclude Prudential's equity in VCA-2.

+Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants' Accumulation Accounts by a number of Accumulation Units equal in value to the charge.


                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL HIGHLIGHTS FOR VCA-2
                   STATEMENT OF NET ASSETS AS OF JUNE 30, 1999

                                   (UNAUDITED)

                                                                       VALUE
LONG-TERM INVESTMENTS - 93.0%                         SHARES         [NOTE 2A]
--------------------------------------------------------------------------------
COMMON STOCKS - 93.0%
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.8%
Doncasters PLC - ADR+
   (United Kingdom)                                    111,400     $  1,949,500
Gen Corp.                                               74,800        1,888,700
Litton Industries, Inc.+                                17,700        1,269,975
                                                                   ------------
                                                                      5,108,175
--------------------------------------------------------------------------------
APPAREL - 0.9%
Kellwood Co.                                            25,600        1,694,400
Liz Claiborne                                           31,300        1,142,450
Nautica Enterprises+                                    50,900        1,858,938
Phillips-Van Heusen                                    105,600        1,042,800
Reebok International Ltd.+                             113,900        2,121,388
                                                                   ------------
                                                                      5,859,975
--------------------------------------------------------------------------------
AUTOS & TRUCKS - 1.5%
Borg-Warner Automotive, Inc.                            41,900        2,304,500
Borg-Warner Security Corp.                               5,600        1,113,750
Dura Automotive Systems, Inc.+                          18,400        1,611,800
Midas, Inc.                                             12,800        1,363,200
Simpson Industries                                      21,800        1,223,450
Strattec Security Corp.+                                22,200        1,749,250
Tower Automotive, Inc.+                                218,900        5,568,269
                                                                   ------------
                                                                      9,934,219
--------------------------------------------------------------------------------
CASINO HOTELS - 1.1%
Aztar Corp.+                                            91,400        1,839,738
Harrah's Entertainment, Inc.+                           55,400        1,218,800
Park Place Entertainment+                              379,300        3,674,469
Station Casinos, Inc.+                                  80,300        1,636,113
                                                                   ------------
                                                                      7,369,119
--------------------------------------------------------------------------------
CHEMICALS - 5.1%
Agrium, Inc.                                           271,800        2,395,238
Arch Chemicals, Inc.                                    34,800        1,846,075
Cambrex Corp.                                           37,500        1,984,375
Crompton & Knowles Corp.                               400,100        7,826,956
Cytec Industries, Inc.+                                429,900       13,703,063
Ferro Corp.                                             47,600        1,309,000
French Fragrances, Inc.+                               289,000        2,113,313
Hanna (M.A.) Co.                                        86,000        1,413,625
IMC Global, Inc.                                        34,500        1,608,063
Mississippi Chemical Corp.                             241,714        2,371,819
                                                                   ------------
                                                                     33,571,525
--------------------------------------------------------------------------------
COMPUTER - 1.7%
Compaq Computer                                        141,000        3,339,938
Hewlett Packard Inc.                                    78,300        7,869,150
                                                                   ------------
                                                                     11,209,088
--------------------------------------------------------------------------------
COMPUTER RELATED - 1.7%
BancTec, Inc.+                                          41,100        1,737,231
Electronic Data Systems Corp.                           81,300        4,598,531
Seagate Technology+                                    217,600        5,576,000
                                                                   ------------
                                                                     10,911,763
--------------------------------------------------------------------------------
CONSUMER SERVICES - 2.4%
Coinmach Laundry Corp.+                                 76,400        1,969,325
Reynolds & Reynolds
   (Class "A" Stock)                                   543,200       12,663,350
Service Corp International                             125,500        2,415,875
                                                                   ------------
                                                                     16,048,550
--------------------------------------------------------------------------------
CONTAINERS AND PACKAGING - 0.9%
Alltrista Corp.+                                        38,900        1,283,700
Crown Cork & Seal Co., Inc.                             80,000        2,280,000
Shorewood Packaging Corp.+                              24,700        1,455,406
U.S. Can Corp.+                                         88,700        1,973,575
                                                                   ------------
                                                                      5,992,681
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.0%
ACX Technologies, Inc.+                                 32,400        1,526,500
Clarcor, Inc.                                           23,900        1,458,581
Crane Co.                                               33,350        1,048,441
FMC Corp.+                                              12,500        1,853,906
Griffon Corporation+                                    40,000        1,312,500
Harsco Corp.                                            45,100        1,443,200
Lancaster Colony                                        20,400        1,703,800
U.S. Industries, Inc.                                   60,700        1,031,900
                                                                   ------------
                                                                      6,378,828
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.1%
Belden, Inc.                                            95,600        2,288,425
Emcor Group, Inc.+                                      50,400        1,269,450
Hussmann International, Inc.                           233,850        3,873,141
                                                                   ------------
                                                                      7,431,016
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION - 0.4%
Arrow Electronics, Inc.+                                73,100        1,388,900
Avnet, Inc.                                             30,100        1,399,650
                                                                   ------------
                                                                      2,788,550
--------------------------------------------------------------------------------
ELECTRONICS - 1.0%
Marshall Industries+                                     2,000       11,V71,875
National Semiconductor Corp.+                          142,170        3,598,678
Pioneer Standard Electronics                           152,300        1,827,600
Varian Semiconductor
   Equipment+                                           56,500          960,500
                                                                   ------------
                                                                      6,458,653
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL HIGHLIGHTS FOR VCA-2
                   STATEMENT OF NET ASSETS AS OF JUNE 30, 1999

                                   (UNAUDITED)
                                                                       VALUE
DESCRIPTION                                           SHARES         [NOTE 2A]
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.6%
Apogee Enterprises, Inc.                               285,800     $  3,840,438
Cameron Ashley
   Building Products+                                  136,100        1,420,544
Crossman Communities+                                   25,200        1,732,375
D.R. Horton, Inc.                                       53,700        1,892,763
Giant Cement Holding, Inc.+                             72,900        1,667,588
NVR, Inc.+                                              23,300        1,215,969
Nortek, Inc.+                                           18,500         ,579,281
                                                                   ------------
                                                                     10,348,956
--------------------------------------------------------------------------------
EXPLORATION & PRODUCTION - 4.5%
Atlantic Richfield Co.                                 105,400        8,807,488
Cabot Oil & Gas Corp.
   (Class "A" Stock)                                    52,300        1,974,088
Comstock Resources, Inc.+                              209,300        1,693,306
Devon Energy Corporation                                51,000        1,823,250
Kerr McGee                                             114,599        5,751,437
Louis Dreyfus Natural Gas+                              39,000        1,840,938
Occidental Petroleum Corp.                             225,600        4,765,800
St. Mary Land & Exploration                             28,200        1,579,863
Santa Fe Snyder Corp.+                                 339,865        2,591,471
Vintage Petroleum, Inc.                                257,800        2,771,350
                                                                   ------------
                                                                     29,598,989
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.8%
The CIT Group, Inc.
   (Class "A" Stock)                                   249,600        7,207,200
Citigroup, Inc.                                        188,248        8,941,780
Federated Investors, Inc.
   (Class "B" Stock)                                    60,300        1,081,631
Financial Security Assurance
   Holdings Corp.                                       73,400        3,816,800
Heller Financial, Inc.                                  71,000        1,974,688
Morgan (JP) & Co., Inc.                                 41,300        5,802,650
The PMI Group, Inc.                                     19,400        1,218,563
Waddell & Reed Financial, Inc.
   (Class "B" Stock)                                    69,692        1,881,684
                                                                   ------------
                                                                     31,924,995
--------------------------------------------------------------------------------
FOODS - 3.2%
Fleming Companies                                       50,600        1,588,225
Food Lion, Inc.
   (Class "A" Stock)                                   364,600        4,329,625
Food Lion, Inc.
   (Class "B" Stock)                                   133,200        1,540,125
International Home Foods+                              122,000        2,249,375
Interstate Bakeries                                     43,200        1,969,300
Richfood Holdings                                      206,800        3,644,850
Sara Lee Corp.                                         172,500        3,913,594
Suiza Foods Corp.+                                      90,200        3,777,125
                                                                   ------------
                                                                     21,012,219
--------------------------------------------------------------------------------
GAS DISTRIBUTION - 0.1%
Eastern Enterprises                                     14,400          572,400
--------------------------------------------------------------------------------
HEALTHCARE - 9.4%
Beverly Enterprises, Inc.+                             239,700        1,932,581
Columbia HCA Healthcare Corp.                          379,500        8,657,344
Foundation Health Systems+
   (Class "A" Stock)                                   127,000        1,905,000
Lifepoint Hospitals, Inc.+                              19,973        1,268,384
Mallinckrodt, Inc.                                     157,000        5,710,875
Pacificare Health Systems+                              72,800        5,241,600
Quorum Health Group+                                   229,000        2,876,813
Sierra Health Services+                                 99,400        1,435,088
Tenet Healthcare+                                      413,400        7,673,738
Triad Hospitals, Inc.+                                  39,773        1,536,933
Trigon Healthcare, Inc.+                                52,300        1,902,413
United HealthCare Corp.                                131,900        8,260,238
Universal Health Services+
   (Class "B" Stock)                                    80,000        3,820,000
Wellpoint Health Networks, Inc.+                       141,000       11,967,375
                                                                   ------------
                                                                     62,188,379
--------------------------------------------------------------------------------
HOTELS & MOTELS - 2.4%
Hilton Hotels Corp.                                    352,000        4,994,000
Innkeepers USA Trust                                   422,300        4,223,000
Lodgian, Inc.+                                         189,600        1,244,250
Prime Hospitality Corp.+                                72,600        1,871,200
RFS Hotel Investors, Inc.                              329,200        4,135,575
Red Roof Inns, Inc.+                                    23,900          428,706
                                                                   ------------
                                                                     15,896,731
--------------------------------------------------------------------------------
HOUSING RELATED - 1.2%
Furniture Brands
   International, Inc.+                                139,000        3,874,625
Kimball International
   (Class "B" Stock)                                       400          116,750
Premark International, Inc.                             85,900        3,221,250
Stanley Furniture Co.+                                  23,200          522,000
                                                                   ------------
                                                                      7,624,625
--------------------------------------------------------------------------------
INSURANCE - 10.3%
ARM Financial Group, Inc.
   (Class "A" Stock)                                    47,600          404,600
AmerUs Life Holdings, Inc.
   (Class "A" Stock)                                   117,700        3,177,900
Berkley (W.R.) Corp.                                   344,200        8,605,000
CNA Surety Corp.                                        75,700        1,159,156
Capital Re Corp.                                        87,800        1,410,288
Enhance Financial Services
   Group, Inc.                                          84,200        1,662,950
Everest Reinsurance
   Holdings, Inc.                                       63,400        2,068,425
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL HIGHLIGHTS FOR VCA-2
                   STATEMENT OF NET ASSETS AS OF JUNE 30, 1999

                                   (UNAUDITED)
                                                                       VALUE
DESCRIPTION                                           SHARES         [NOTE 2A]
--------------------------------------------------------------------------------
INSURANCE CONT'D
Harleysville Group, Inc.                                46,600     $    955,300
Horace Mann Educators                                   27,500        1,747,656
Liberty Financial Companies                              2,200        1,164,075
Loews Corp.                                             49,100        3,885,038
MMI Companies, Inc.                                    109,311        1,844,623
Old Republic International Corp.                       287,450        4,976,478
Reinsurance Group of America                            25,575        1,901,519
Reliastar Financial                                      6,000        1,262,500
Torchmark Corp.                                        227,000        7,746,375
Travelers Property Casualty
   (Class "A" Stock)                                   151,600        5,931,350
Trenwick Group, Inc.                                   314,400        7,751,925
XL Capital Ltd.
   (Class "A" Stock)                                   250,985       14,180,624
                                                                   ------------
                                                                     67,735,782
--------------------------------------------------------------------------------
LEISURE - 0.2%
Brunswick Corp.                                         57,200        1,594,450
--------------------------------------------------------------------------------
MACHINERY - 4.0%
Applied Power Co.
   (Class "A" Stock)                                    68,500        1,870,906
Case Corporation                                        17,700        1,851,813
Columbus McKinnon Corp.                                243,700        5,848,800
Denison International PLC - ADR+
   (United Kingdom)                                    195,500        3,005,813
Global Industrial
   Technologies, Inc.+                                  80,700        1,973,444
Graco, Inc.                                             19,400        1,569,875
Hardinge, Inc.                                         286,350        5,029,022
Idex Corp.                                              41,000        1,347,875
Lincoln Electric Holdings                               76,100        1,560,050
New Holland N.V.                                        57,500        1,984,688
Omniquip International, Inc.                            37,600        1,296,100
Regal Beloit Corp.                                      47,200        1,115,100
Robbins & Myers, Inc.                                   21,400        1,477,488
United Dominion Industries
   (Canada)                                             108,30        2,626,275
                                                                   ------------
                                                                     26,557,247
--------------------------------------------------------------------------------
MEDIA - 2.6%
Belo (A.H.) Corp.
   (Class "A" Stock)                                    96,000        1,890,000
Granite Broadcasting Corp.+                             36,200        1,282,813
MediaOne Group, Inc.+                                  187,600       13,952,750
Young Broadcasting Corp.+
   (Class "A" Stock)                                    27,100        1,153,444
                                                                   ------------
                                                                     17,279,006
--------------------------------------------------------------------------------
METALS - 3.1%
Alcoa, Inc.                                            131,200        8,118,000
The Carbide/Graphite Group+                            465,100        6,656,744
Cleveland - Cliffs, Inc.                               138,500        4,483,938
UCAR International, Inc.+                               51,700        1,305,425
                                                                   ------------
                                                                     20,564,106
--------------------------------------------------------------------------------
MISCELLANEOUS-INDUSTRIAL - 1.4%
Chase Industries, Inc.+                                 25,900        1,218,531
Dexter Corp.                                            41,300        1,685,556
DT Industries                                            3,100        1,128,481
Hawk Corp.+
   (Class "A" Stock)                                    46,600        1,410,663
Pentair, Inc.                                           53,200        2,433,900
Varian, Inc.+                                           56,500        1,762,750
Varian Medical Systems, Inc.                            93,600        2,363,400
Wolverine Tube, Inc.+                                   49,000        1,231,125
X-Rite Inc.                                              7,300           46,994
                                                                   ------------
                                                                      9,181,400
--------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES - 1.4%
Harris Corporation                                     228,100        8,938,669
--------------------------------------------------------------------------------
PAINT & RELATED PRODUCTS - 0.1%
Lilly Industries, Inc.
   (Class "A" Stock)                                    27,000          501,188
--------------------------------------------------------------------------------
PAPER PRODUCTS - 4.0%
Boise Cascade Corp.                                    109,500        4,708,500
Ennis Business Forms                                   299,100        2,561,044
Georgia Pacific Corp.
   (GP Group)                                          244,600       11,587,925
Georgia Pacific Corp.
   (Timber Group)                                      117,800        2,974,450
Mead Corp.                                              89,900        3,753,325
Schweitzer-Maudit, Inc.                                 34,300          514,500
                                                                   ------------
                                                                     26,099,744
--------------------------------------------------------------------------------
PHOTOGRAPHY - 2.1%
Eastman Kodak Co.                                      204,300       13,841,325
--------------------------------------------------------------------------------
PRINTING - 0.6%
World Color Press, Inc.+                               147,300        4,050,750
--------------------------------------------------------------------------------
PUBLISHING - 0.6%
Big Flower Holdings, Inc.+                              69,400        2,212,125
Central Newspaper
   (Class "A" Stock)                                    26,300        1,989,538
Pulitzer, Inc.                                          13,700          665,306
                                                                   ------------
                                                                      3,866,969
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL HIGHLIGHTS FOR VCA-2
                   STATEMENT OF NET ASSETS AS OF JUNE 30, 1999

                                   (UNAUDITED)
                                                                       VALUE
DESCRIPTION                                           SHARES         [NOTE 2A]
--------------------------------------------------------------------------------
RAILROADS - 1.1%
Burlington Northern Santa Fe                           217,100       $6,730,100
Wisconsin Central Transport+                            18,000          339,750
                                                                    -----------
                                                                      7,069,850
--------------------------------------------------------------------------------
REGIONAL BANKS - 4.0%
Bank One Corp.                                         296,977       17,688,693
Community First Bankshares, Inc.                        26,100        1,623,138
PNC Bank Corp.                                         104,700        6,033,338
Peoples Heritage
   Financial Group, Inc.                                88,500        1,664,906
                                                                   ------------
                                                                     26,010,074
--------------------------------------------------------------------------------
RESTAURANTS - 2.7%
Buffets, Inc.+                                          27,600        1,317,400
CKE Restaurants, Inc.                                  240,700        3,911,375
Darden Restaurants Inc.                                558,100       12,173,556
Ryan's Family Steak House+                              84,400        1,981,150
Vicorp Restaurants, Inc.+                               31,900          554,263
                                                                   ------------
                                                                     17,937,744
--------------------------------------------------------------------------------
RETAIL - 3.4%
Bon-Ton Stores, Inc.+                                   17,500        1,112,656
Burlington Coat Factory                                 66,000        1,274,625
Cole National Corporation+
   (Class "A" Stock)                                    35,600        1,282,575
Dillards, Inc.
   (Class "A" Stock)                                   259,300        9,107,913
Dress Barn Inc.+                                        43,800        1,700,800
Haverty Furniture, Inc.                                 39,400        1,388,850
Limited, Inc.                                          117,299        5,322,442
Payless Shoesource+                                     23,800        1,273,300
Pier 1 Imports, Inc.                                    54,200        1,609,750
Stage Stores, Inc.+                                    111,400        1,724,100
Stein Mart+                                             69,200        1,648,750
World Fuel Services Corp.                               44,300          653,425
                                                                   ------------
                                                                     22,099,186
--------------------------------------------------------------------------------
SAVINGS & LOAN - 0.9%
Astoria Financial Corp.                                 71,600        3,145,925
Charter One Financial, Inc.                             33,400        1,928,938
Commercial Federal Corp.                                75,500        1,750,656
                                                                   ------------
                                                                      5,825,519
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.1%
ALLTEL Corp.                                           190,272      $13,604,448
--------------------------------------------------------------------------------
TEXTILE - 0.1%
Dan River, Inc.+
  (Class "A" Stock)                                     50,700        1,373,913
Guilford Mills, Inc.                                    30,100        1,312,288
                                                                   ------------
                                                                        686,200
--------------------------------------------------------------------------------
TOBACCO 0.8%
Philip Morris                                          129,400       5,200,263
--------------------------------------------------------------------------------
UTILITY - ELECTRIC 0.7%
BEC Energy                                              19,800        1,816,750
El Paso Electric Company+                               56,900        1,508,544
Niagara Mohawk Holdings, Inc.+                          56,200        1,902,713
Pinnacle West Capital Corp.                             19,800        1,796,950
Sierra Pacific Resources                                30,700        1,116,710
TNP Enterprises, Inc.                                   14,000          507,500
                                                                   ------------
                                                                      4,649,166
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS - 93.0%
   (Cost: $515,569,321)                                             611,522,522
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 6.1%                         PRINCIPAL
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
Discount Note
Federal Home Loan Bank
4.60%, 7/1/99
(cost $40,320,137)                                     $40,320       40,320,137
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
   (Cost $555,889,458)                                              651,842,659
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES
  Cash                                                                    1,212
  Dividends and Interest Receivable                                     847,903
  Receivable for Investments Sold                                     6,269,711
  Payable for Investments Purchased                                  (1,608,402)
  Payable for Pending Capital Transactions                             (602,486)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS
   LESS LIABILITIES-0.9%                                              4,907,938
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                  $656,750,597
--------------------------------------------------------------------------------
NET ASSETS, REPRESENTING:
Equity of Participants
   (other than Annuitants)
   22,551,550 Accumulation Units at an
   Accumulation Unit Value of
   $27.6364                                                        $623,243,081
Equity of Annuitants                                                 31,497,372
Equity of Prudential Insurance
   Company of America                                                 2,010,144
                                                                   ------------
                                                                   $656,750,597
-------------------------------------------------------------------------------
The following abbreviations are used in portfolio descriptions:
ADR - American Depository Reciepts
N.V. - Naamloze Vennootschap (Dutch Corporation)
PLC - Public Limited Company
+Non-Income Producing Security

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FINANCIAL STATEMENTS OF VCA-2
                                                 STATEMENT OF OPERATIONS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED                                                                                                       JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME [NOTE 2B]
   Dividends                                                                                                             $ 4,460,557
   Interest                                                                                                                  929,174
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                                                                               5,389,731
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES [NOTE 3]
   Fees Charged to Participants and Annuitants for Investment Management Services                                            399,449
   Fees Charged to Participants (other than Annuitants) for Assuming
      Mortality and Expense Risks                                                                                          1,145,869
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                             1,545,318
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME - NET                                                                                                    3,844,413
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - NET [NOTE 2B]
   Realized Gain on Investments - Net                                                                                     50,374,293
   Increase in Unrealized Appreciation on Investments - Net                                                               10,307,879
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                                                   60,682,172
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $64,526,585
====================================================================================================================================

                                           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                             JUNE 30, 1999        DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Investment Income - Net                                                                   $   3,844,413            $   6,334,477
   Realized Gain on Investments - Net [NOTE 2B]                                                 50,374,293               93,450,128
   Increase/Decrease In Unrealized
      Appreciation on Investments - Net [NOTE 2B]                                               10,307,879             (128,066,902)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   64,526,585              (28,282,297)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS [NOTES 3 & 5]
   Purchase Payments and Transfers In                                                            8,595,425               25,857,801
   Withdrawals and Transfers Out                                                              (101,782,422)             (85,141,729)
   Annual Administration Charges Deducted from
      Participants' Accumulation Accounts                                                             (310)                 (26,134)
   Mortality and Expense Risk Charges Deducted
      from Annuitants' Accounts                                                                    (52,476)                 (91,240)
   Variable Annuity Payments                                                                    (1,785,096)              (4,762,987)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   RESULTING FROM CAPITAL TRANSACTIONS                                                         (95,024,879)             (64,164,292)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM SURPLUS TRANSFERS [NOTE 6]                                                        18,863               (4,176,839)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                                                   (30,479,431)             (96,623,428)
   NET ASSETS
      Beginning of Period                                                                      687,230,028              783,853,456
-----------------------------------------------------------------------------------------------------------------------------------
      End of Period                                                                          $ 656,750,597            $ 687,230,028
===================================================================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS OF VCA-2 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1:   GENERAL

          The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. Its investments are composed primarily of common stocks. All contractual and other obligations arising under contracts participating in VCA-2 (Contracts) are general obligations of Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

NOTE 2:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          A.   SECURITIES VALUATION

          EQUITY SECURITIES

          Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. Eastern time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. Nasdaq National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Portfolio securities for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Account's Pricing Committee.

          FIXED INCOME SECURITIES

          Fixed income securities will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service.

          SHORT-TERM INVESTMENTS

          Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accrual of discount or amortization of premium to maturity.

          B.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-2. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

NOTES TO FINANCIAL STATEMENTS OF VCA-2 (UNAUDITED)
--------------------------------------------------------------------------------

C.   TAXES

The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

D.   EQUITY OF ANNUITANTS

Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% which is a charge defined in Note 3A. The AIRs are selected by each Contract-holder and are described in the prospectus.

NOTE 3:   CHARGES

          A. Prudential acts as investment manager for VCA-2 under an agreement for Investment Management Services. The expenses charged to VCA-2 consist of the following contract charges which are paid to Prudential:

               (i) An investment management fee is calculated daily at an effective annual rate of 0.125% of the current value of the accounts of Participants (other than Annuitants and Prudential). An equivalent charge is made monthly in determining the amount of Annuitants' payments.

               (ii) A daily charge for assuming mortality and expense risks is calculated at an effective annual rate of 0.375% of the current value of the accounts of Participants (other than Annuitants and Prudential). A one-time equivalent charge is deducted when the initial Annuity Units for Annuitants are determined.

          B. An annual administration charge of not more than $30 annually, is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant's account or at the end of the accounting year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

          C. A charge of 2.5% for sales and other marketing expenses is made from certain Participant's purchase payments. For the period ended June 30, 1999, Prudential has advised the Account it has received $3,640 for such charges.

NOTE 4:   PURCHASES AND SALES OF PORTFOLIO SECURITIES

          For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $236,269,611 and $350,948,082 respectively.

NOTES TO FINANCIAL STATEMENTS OF VCA-2  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5:   UNIT TRANSACTIONS

          The number of Accumulation Units issued and redeemed for the six months ended June 30, 1999 and the year ended December 31, 1998 is as follows:

                                             SIX MONTHS
                                               ENDED
                                            JUNE 30, 1999              1998
                   -----------------------------------------------------------
                    Units issued                833,277             1,824,158
                   -----------------------------------------------------------
                    Units redeemed            4,560,077             4,188,962
                   -----------------------------------------------------------

NOTE 6:   NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS

          The decrease in net assets resulting from surplus transfers represents the net reductions from the equity of Prudential from VCA-2.

NOTE 7:   RELATED PARTY TRANSACTIONS

          For the six months ended June 30, 1999 Prudential Securities Incorporated, an indirect, wholly owned subsidiary of Prudential, earned $9,711 in brokerage commissions from portfolio transactions executed on behalf of VCA-2.

NOTE 8:  PARTICIPANT LOANS

          Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

          For the six months ended June 30, 1999 and the year ended December 31,1998, $13,191 and $36,727 of participant loan principal and interest has been paid to VCA-2, respectively.








This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long Term Growth Account, or the Account). It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Prudential Investment Management Services LLC, Distributor, is an affiliate of The Prudential Insurance Company of America. VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America.

                  THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 2

Committee Members

John R. Strangfeld                  W. SCOTT McDONALD, JR., Ph.D.
  Chairman,                           Vice President,
  The Prudential Variable             Kaludis Consulting Group
  Contract Accounts - 2, 10 and 11

    SAUL K. FENSTER, Ph.D.             JOSEPH WEBER, PH.D.
     President, New Jersey               Vice President,
      Institute of Technology            Interclass (international corporate
                                         learning)

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

================================================================================

Whether providing insurance protection for home, family and business, or arranging to cover future education and retirement expenses, Prudential people have always been able to deliver something more: personal service, quality, attention to detail and the financial strength of The Rock(R). Since 1875, Prudential has been helping individuals and families meet their financial needs.

The Prudential Insurance Company of America
30 Scranton Office Park
Scranton, PA 18507-1789
(800) 458-6333

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